BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Subsidiaries (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cruzeiro do Sul Energy Consortium
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		49.00%	49.00%
UHE Baguari Consortium
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%
Eletropar
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		83.71%	83.71%
Chesf
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		100.00%	99.58%
Furnas
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		100.00%	99.67%
Madeira Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		99.74%	72.36%
Santo Antnio Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		99.74%	72.36%
Brasil Ventos Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	99.67%
Energia dos Ventos V S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	99.67%
Energia dos Ventos VI S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	99.67%
Energia dos Ventos VII S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	99.67%
Energia dos Ventos VIII S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	99.67%
Energia dos Ventos IX S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	99.67%
Geradora Eolica Ventos de Angelim S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)			89.70%
Itaguau da Bahia Energias Renovveis S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		98.00%	97.68%
SPE Nova Era Janapu Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%
Baguari Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	30.61%
Baguari I Geracao de Energia S.A
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%
Retiro Baixo Energtica S.A
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	49.00%
Triangulo Mineiro Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	49.00%
Vale do Sao Bartolomeu Transmissora de Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		90.00%	39.00%
CGT Eletrosul
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		100.00%	99.96%
Elica Ibirapuit S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	77.97%
Livramento Holding S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)			77.97%
Elica Cerro Chato IV S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)			77.97%
Elica Cerro Chato V S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)			77.97%
Elica Cerro Chato VI S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)			77.97%
Elica Cerro dos Trindade S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)			77.97%
Eletronorte
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		100.00%	99.69%
Eletronorte | Teles Pires Participaes | Neoenergia
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest sold	50.56%
Eletronorte | Companhia Hidreltrica Teles Pires Participaes | Neoenergia
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest sold	0.90%
Teles Pires Participaes S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	49.44%
Companhia Hidreltrica Teles Pires S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		100.00%	49.44%